Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Operating activities
Net loss	$ (3,169,141)	$ (4,369,934)	$ (5,254,678)	$ (8,620,837)	$ (6,894,868)
Adjustments for:
Amortization of intangible assets	8,193	8,223	10,984	10,954	14,830
Amortization of right-of-use asset	28,338	29,965	39,023	35,381	60,665
Interest on lease liability	3,204	3,924	5,386	2,907	14,433
Exchange rate differences	(1,205)	2,288	6,051	78,171
Issuance costs allocated to derivate warrant liability		115,046	115,046	468,408
Depreciation of property and equipment		1,372	1,065	11,175	7,572
Changes in fair value of derivative warrant liabilities	(1,319,081)	83,080	(707,802)	2,189,986	290,569
Share-based compensation	690,250	701,374	883,872	366,405	1,207,549
Changes in fair value of short-term investments	292,390	7,612	68,624	107,638	308,187
Tax expenses	68,251	39,759	103,879	17,372	29,859
Changes in working capital:
Decrease (increase) in other receivables	15,323	54,820	64,949	(154,621)	19,938
Decrease (increase) in prepaid expenses	(70,527)	(83,380)	(3,690)	(26,134)	103,026
Increase (decrease) in accounts payable and accrued liabilities	47,756	(382,275)	(198,590)	(620,421)	913,303
Increase (decrease) in amounts due to / from related parties	(42,422)	6,612	7,222	(167,856)	200,443
Net cash used in operating activities	(3,448,671)	(3,781,514)	(4,858,659)	(6,301,472)	(3,724,494)
Investing activities
Proceeds from sale of short-term investment (Note 3)	195,914	78,500	78,500
Acquisition of short-term investment (Note 3)	(200,000)
Purchase of securities (Note 5)			(350,400)
Changes in restricted cash	(13,498)	33,803	33,803	(26,228)
Acquisition of property and equipment					(5,563)
Net cash provided by (used in) investing activities	(17,584)	112,303	(238,097)	(26,228)	(5,563)
Financing activities
Proceeds from issuance of common shares and warrants, net of issuance costs		1,824,773	2,192,444	11,115,241	582,558
Proceeds received from issuance of shares		103,387
Proceeds received from exercise of warrants	415,086	4,035,568	4,104,521	590,077
Repayment of lease liabilities	(31,384)	(32,555)	(42,587)	(40,922)	(70,870)
Net cash provided by financing activities	383,702	5,931,173	6,254,378	11,664,396	511,688
Effect of foreign exchange rate changes on cash and cash equivalents	4,078	(10,053)	(11,548)	(37,734)	(22,652)
Net increase (decrease) in cash and cash equivalents	(3,078,475)	2,251,909	1,146,074	5,298,962	(3,241,021)
Cash and cash equivalents at beginning of period	6,573,813	5,427,739	5,427,739	128,777	3,369,798
Cash and cash equivalents at end of period	3,495,338	7,679,648	6,573,813	5,427,739	128,777
Supplementary disclosure of cash flow information:
Cash received as interest	108,536	210,090	271,784	71,733	8
Dividend received				16,555
Cash paid for taxes	213,727	269,007	306,592	12,678
Non-cash financing and investing activities
Common shares issued to Xylo Technologies Ltd. (formerly known as Medigus Ltd.) (Note 8d(i))				296,569
Right of use assets obtained in exchange for lease liabilities		181,779	181,779		92,731
Early termination of office lease (Note 4)		$ (88,562)	(88,562)
Shares obtained from Xylo Technologies Ltd. (formerly known as Medigus Ltd.) in issuance of shares and warrants					455,488
Deferred offering costs included in non-current assets					$ 198,173